Prospectus Supplement                                           208585 10/03
dated October 30, 2003 to:
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PUTNAM INTERNATIONAL FUND 2000
Prospectus dated May 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Joshua L Byrne          2000      1992 - Present          Putnam Management
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Portfolio member        Since     Experience
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Shigeki Makino          2000      2000 - Present          Putnam Management
                                  Prior to Aug. 2000      Fidelity Investments
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